As filed with the Securities and Exchange Commission on May 12, 2015

1933 Act File No. 033-34079
1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 106	[ X ]

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ X ]

AMENDMENT NO. 122

DEUTSCHE INSTITUTIONAL FUNDS (formerly DWS INSTITUTIONAL FUNDS) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(617) 295-1000
(Registrant’s Telephone Number)

John Millette Vice President and Secretary
One Beacon Street
Boston, MA 02108
(Name and address of agent for service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective:

| X |	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
|__ |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche Equity 500 Index Fund — Institutional Class and Class S
  Deutsche S&P 500 Index Fund — Class A, Class B, Class C and Class S
  Deutsche EAFE® Equity Index Fund — Institutional Class
  Deutsche U.S. Bond Index Fund — Class A, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2015.

DEUTSCHE INSTITUTIONAL FUNDS

By:	/s/Brian E. Binder
Brian E. Binder* President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 8, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 8, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 8, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 8, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 8, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 8, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 8, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 8, 2015

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 105, as filed on April 29, 2015 to the Registration Statement.

SIGNATURES

DEUTSCHE EQUITY 500 INDEX PORTFOLIO has duly caused this amendment to the Registration Statement on Form N-1A of Deutsche Institutional Funds, on behalf of Deutsche Equity 500 Index Fund and Deutsche S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York and the State of New York, on the 8th day of May 2015.

DEUTSCHE EQUITY 500 INDEX PORTFOLIO

By: /s/Brian E. Binder
Brian E. Binder*
President

*By:        /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Amendment No. 27, as filed on August 11, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase